Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,776,639	$ 2,847,429	$ 1,071,894
Certificates of deposit			1,019,294
Due from related party	26,684	62,709
Vendor deposit			227,657
Prepaid expenses	40,189	41,446	18,147
Total Current Assets	1,843,512	2,951,584	2,336,992
Property And Equipment
Software	19,740	19,740	15,330
Equipment	9,327	9,327	8,445
Total Cost	29,067	29,067	23,775
Less: accumulated depreciation	5,358	3,246	1,381
Property and equipment, net	23,709	25,821	22,394
Other Assets
Security deposit	5,535	5,535	5,535
Intangible asset, net of accumulated amortization	11,013,494
Total Other Assets	11,019,029	5,535	5,535
Total Assets	12,886,250	2,982,940	2,364,921
Current Liabilities
Senior convertible notes, net of debt issuance costs	2,484,710	2,448,570
Accrued interest	87,293	35,693
Accounts payable	104,880	50,686	14,593
Due to related parties	436	436	95
Accrued expenses	170,310	64,428	83,004
Total Current Liabilities	2,847,629	2,599,813	97,692
Non-current Liabilities
Accrued rent liability	6,642	9,963
Deferred tax liability	2,755,613
Total Liabilities	5,609,884	2,609,776	97,692
COMMITMENTS AND CONTINGENCIES - SEE NOTE
Stockholders' Equity
Common stock, par value $0.0001, 350,000,000 and 43,261,049 shares authorized; 35,272,626 and 31,745,242 issued and outstanding at December 31, 2017 and 2016, respectively	3,527	3,527	3,175
Preferred stock, par value $0.0001, 10,000,000 shares authorized; zero shares issued and outstanding
Additional paid-in capital	12,228,723	4,228,723	4,266,825
Accumulated deficit	(4,955,884)	(3,859,086)	(2,002,771)
Total Stockholders' Equity	7,276,366	373,164	2,267,229
Total Liabilities and Stockholders' Equity	$ 12,886,250	$ 2,982,940	$ 2,364,921